Disclosure of income Statement Amounts Related to Investment Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Mall income	$ 531	$ 507	$ 479
Direct operating expenses arising from investment properties that generate right-of-use income	50	51	55
Direct operating expenses that did not generate right-of-use income	$ 5	$ 5	$ 2